Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per Common Share
Net earnings	$ 9,077	$ 4,119
Weighted average number of common shares	1,387	1,488
Dilutive securities:
Effect of share options	3	1
Weighted average number of diluted common shares	1,390	1,489
Basic earnings per share (dollars per common share)	$ 6.54	$ 2.77
Diluted earnings per share (dollars per common share)	$ 6.53	$ 2.77